STATE UNIVERSITY OF NEW YORK

DEFINED CONTRIBUTION RETIREMENT PLANS

GROUP DEFERRED FIXED AND VARIABLE ANNUITY CONTRACTS

issued by

Voya
Retirement Insurance and Annuity Company
and its
Variable Annuity Account C

Supplement Dated August 2, 2024 to the Contract Prospectus,

Initial Summary Prospectus, and Updating Summary Prospectus,

each dated May 1, 2024, as amended

_____________________________________________________

NOTICE OF IMPORTANT INFORMATION

ABOUT YOUR CONTRACT PROSPECTUS, INITIAL SUMMARY PROSPECTUS,

AND UPDATING SUMMARY PROSPECTUS

This supplement to the variable annuity contract prospectus (“contract prospectus”), initial summary prospectus, and updating summary prospectus, updates and amends certain information contained in them. Please read this supplement carefully and keep it with the contract prospectus and summary prospectuses that you may have received, for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in the contract prospectus, initial summary prospectus, and updating summary prospectus.

Certain information has been corrected in the CURRENT EXPENSES and AVERAGE ANNUAL RETURNS section in APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX A”), of the contract prospectus and in APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX”), of the initial summary prospectus and updating summary prospectus.

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The table labeled “Funds Available for New Allocations: SUNY ORP Legacy (Pre 11/15/2021) Contract and NYS VDC Legacy (Pre 11/15/2021) Contracts” of APPENDIX A in the contract prospectus, and the APPENDIX, of the initial summary prospectus for the funds listed below are hereby replaced in their entirety, with the following:

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.	Fidelity® 500 Index Fund[1,2] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	0.015%	26.29%	15.68%	12.02%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the American Funds® – Washington Mutual Investors FundSM (Class R4), Fidelity® VIP Index 500 Portfolio (Initial Class), and Voya Growth and Income Portfolio (Class I) to the Fidelity® 500 Index Fund.

X.81216-24B	August 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Fidelity Advisor® Focused Emerging Markets (Class Z)**,[3,4] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR UK, FMR HK, FIL Investments (Japan) LTD, FMR Japan, FIA, FIA (UK)	0.84%	-19.75%	1.73%	5.09%
Seeks to provide investment results that correspond to the total return of stocks of small-capitalization United States companies.	Fidelity® Small Cap Index Fund[3,5] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	0.025%	17.12%	10.07%	7.32%
Seeks long-term total return.	Franklin Small Cap Value Fund (Class R6)[6] Investment Adviser: Franklin Mutual Advisers, LLC	0.60%	13.33%	11.51%	7.38%
Seeks to maximize current income. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with the Fund’s primarily investment objective of current income.	PGIM High Yield Fund (Class R6)[7] Investment Adviser: PGIM Investments LLC Subadvisers: PGIM Fixed Income and PGIM Limited	0.38%	12.16%	5.25%	4.73%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	The data is as of December 31, 2022, as stated in the most recent prospectus dated December 30, 2023.
[3]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[4]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Driehaus Emerging Markets Growth Fund (Institutional Share Class) to the Fidelity Advisor® Focused Emerging Markets (Class Z).
[5]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Russell Small Company Portfolio (Class I) to the Fidelity® Small Cap Index Fund.
[6]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Franklin Small Cap Value VIP Fund (Class 2) to the Franklin Small Cap Value Fund (Class R6).
[7]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya High Yield Portfolio (Class I) to the PGIM High Yield Fund (Class R6).

X.81216-24B	August 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of the following Vanguard funds: Total Stock Market Index Fund, Total Bond Market II Index Fund, Total International Stock Index Fund, Total International Bond II Index Fund, and Short-Term Inflation-Protected Securities Fund. The combination of funds produces a portfolio that is diversified by asset class and holdings.	Vanguard Target Retirement 2030 Fund[8,9,10,11] Investment Adviser: Vanguard Equity Index Group	0.08%	16.03%	8.37%	6.58%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC***	0.75%	32.69%	11.91%	8.30%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective December 1, 2023, the VY® Invesco Global Portfolio changed its name to Voya Global Insights Portfolio.
***	Effective December 1, 2023, Invesco Advisors, Inc. was replaced as subadviser for the Voya Global Insights Portfolio with Voya Investment Management Co. LLC.
[8]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[9]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[10]	Vanguard is a trademark of The Vanguard Group, Inc.
[11]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Solution 2030 Portfolio (Class I) to the Vanguard Target Retirement 2030 Fund.

X.81216-24B	August 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Wanger Acorn Investment Adviser: Columbia Wanger Asset Management, LLC	0.99%	21.74%	7.51%	7.20%

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The table labeled “Funds Available for New Allocations: SUNY ORP Post (11/15/2021) Contracts” of APPENDIX A in the contract prospectus, and in the APPENDIX, of the updating summary prospectus for the funds listed below are hereby replaced in their entirety, with the following:

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.	Fidelity® 500 Index Fund[12,13] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	0.015%	26.29%	15.68%	12.02%
Seeks to provide investment results that correspond to the total return of stocks of small-capitalization United States companies.	Fidelity® Small Cap Index Fund[12,14] Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Geode Capital Management, LLC	0.025%	17.12%	10.07%	7.32%
Seeks long-term total return.	Franklin Small Cap Value Fund (Class R6) Investment Adviser: Franklin Mutual Advisers, LLC	0.60%	13.33%	11.51%	7.38%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[12]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[13]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the American Funds® – Washington Mutual Investors FundSM (Class R4), DFA U.S. Large Company Portfolio (Institutional Class), Fidelity® VIP Index 500 Portfolio (Initial Class), and Voya Growth and Income Portfolio (Class I) to the Fidelity® 500 Index Fund.
[14]	Effective March 8, 2024, the Plan Sponsor transferred all investments in, and future allocations to, the Voya Russell Small Company Portfolio (Class I) to the Fidelity® Small Cap Index Fund.
X.81216-24B	August 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to maximize current income. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with the Fund’s primarily investment objective of current income.	PGIM High Yield Fund (Class R6) Investment Adviser: PGIM Investments LLC Subadvisers: PGIM Fixed Income and PGIM Limited	0.38%	12.16%	5.25%	4.73%
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® Equity Income Fund (AdmiralTM Shares)[15,16,17,18] Investment Advisers: Wellington Management Company LLC (Wellington Management), The Vanguard Group, Inc. (Vanguard)	0.18%	7.76%	11.85%	9.70%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[15]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[16]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
[17]	Vanguard is a trademark of The Vanguard Group, Inc.
[18]	Effective March 8, 2024, the Plan Sponsor will transfer all investments in, and future allocations to, the American Funds® American Mutual Fund® (Class R6), and JPMorgan Equity Income Fund (Class R6) to the Vanguard Equity Income (Admiral Shares).
X.81216-24B	August 2024

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The table labeled “Funds Available for New Allocations: SUNY ORP 403(b) Contract” of APPENDIX A in the contract prospectus, and the APPENDIX, of the updating summary prospectus are for the funds listed below are hereby replaced in their entirety, with the following:

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class I)[19] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	13.98%	7.11%	5.66%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC***	0.75%	32.69%	11.91%	8.30%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%	20.96%	13.50%	10.80%
A non-diversified Portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	46.89%	13.37%	11.70%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective December 1, 2023, the VY® Invesco Global Portfolio changed its name to Voya Global Insights Portfolio.
***	Effective December 1, 2023, Invesco Advisors, Inc. was replaced as subadviser for the Voya Global Insights Portfolio with Voya Investment Management Co. LLC.
[19]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.
X.81216-24B	August 2024

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The table labeled “Funds Closed to New Allocations: SUNY Voluntary Legacy Plan Contract”** of APPENDIX A in the contract prospectus, and in APPENDIX, of the updating summary prospectus for the funds listed below are hereby replaced in their entirety, with the following:

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Allspring Small Company Growth Fund (Administrator Class)[20,21] Investment Adviser: Allspring Funds Management, LLC Subadviser: Peregrine Capital Management, LLC	1.28%	17.70%	10.59%	7.74%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.15%	14.97%	10.87%	6.57%
Seeks current income with capital appreciation and growth of income.	Templeton Global Bond Fund (Class A)[20] Investment Adviser: Franklin Advisers, Inc.	0.97%	13.34%	5.14%	1.70%
Seeks to maximize income while maintaining prospectus for capital appreciation.	Voya Balanced Income Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	11.68%	5.27%	4.52%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	For the SUNY Voluntary Legacy Plan Contract, these Funds are not available for new allocations from participants that were not invested in the Funds prior to May 1, 2017. Participants that were invested in the Funds before May 1, 2017, may continue to invest in these Funds although once a participant’s investment in a Fund is fully liquidated the Fund will no longer be available for new allocations from that participant. For the SUNY ORP and NYS VDC Contracts, these Funds are not available for new allocations from any participant beginning on May 1, 2017.
***	Effective July 12, 2024, the Voya Balanced Portfolio merged into the Voya Balanced Income Portfolio (Class I).
[20]	This Fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[21]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds of Funds” for more information.

X.81216-24B	August 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio (Class I)[22] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	6.74%	8.17%	N/A
Seeks growth of capital.	Voya Solution Aggressive Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.89%	21.21%	11.21%	7.69%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.80%	15.38%	7.73%	5.96%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement	Voya Solution Conservative Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	9.32%	4.25%	3.72%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective July 12, 2024, the Voya Strategic Allocation Growth Portfolio (Class I) merged into the Voya Solution Aggressive Portfolio (Class I).
***	Effective July 12, 2024, the Voya Strategic Allocation Moderate Portfolio (Class I) merged into the Voya Solution Balanced Portfolio (Class I).
****	Effective July 12, 2024, the Voya Strategic Allocation Conservative Portfolio merged into the Voya Solution Conservative Portfolio.
[22]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.

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Effective August 19, 2024, the name of TCW Total Return Bond Fund will be changed to TCW Securitized Bond Fund.

X.81216-24B	August 2024

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the contract prospectus, summary prospectuses, and Statement of Additional Information for each fund. You may obtain these documents by contacting Customer Service.

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full contract prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Please retain this supplement for future reference.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.81216-24B	August 2024